INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net deferred tax benefit - current
Net operating loss carryforwards	$ 2,026	$ 758
Employees benefits and compensation	4,003	4,409
Accruals, reserves and others	2,760	5,435
Gross deferred tax benefit - current	8,789	10,602
Valuation allowance - current	(2,779)	(1,745)
Total net current deferred tax benefit	6,010	8,857
Net deferred tax benefit - long-term
Net operating loss carryforwards	284,446	271,631
Employees benefits and compensation	4,605	5,756
Research and development	2,005	1,879
Others	1,212	664
Gross deferred tax assets - long-term	292,268	279,930
Valuation allowance - long-term	(255,899)	(238,320)
Total net long-term deferred tax assets	36,369	41,610
Depreciation and amortization	(41,255)	(55,099)
Intangible assets	(6,929)	(10,434)
Debt discount	(884)	(1,203)
Others	(912)	(1,279)
Total net long-term deferred tax liability	$ (13,611)	$ (26,405)